Retirement Benefits - Movements in Fair Value of the Plan Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	¥ (443,867)	¥ (330,739)
Interest income	(11,064)	(7,356)	¥ (6,213)
At end of period	(659,730)	(443,867)	(330,739)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
At beginning of period	1,804,994	1,820,599
Interest income	41,293	27,406
Return on plan assets excluding interest income	217,483	(13,129)
Contributions by employer	13,384	13,979
Benefits paid	(45,227)	(43,583)
Others	2,759	(278)
At end of period	¥ 2,034,686	¥ 1,804,994	¥ 1,820,599